Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2025
Accounts And Transactions With Related Parties
Accounts and transactions with related parties

Note 11 Accounts and transactions with related parties

Transactions between the Company and its subsidiaries occur in the normal course of operations and have been eliminated during the consolidation process.

The amounts indicated as transactions in the following table relate to trade operations with related parties, which are under similar terms than what a third party would get respect to price and payment conditions. There are no uncollectible estimates decreasing accounts receivable or guarantees provided to related parties.

Conditions of the balances and transactions with related parties:

(1)	Business operations agreed upon Chilean peso with a payment condition usually up to 30 days.

(2)	Business operations agreed upon in foreign currencies and with a payment condition up to 30 days.

(3)	Corresponds to the debt acknowledgement made on December 29, 2023, between the subsidiary Cervecería Kunstmann S.A. and Cervecería Kunstmann Ltda., where the latter declares that it owes an amount of UF 18,421.9, which it is obliged to pay as from January 2024 with an annual interest rate of 6.6%, in 12 equal and successive installments of UF 1,590.6.

On December 31, 2024 another debt acknowledgement was made between the subsidiary Cervecería Kunstmann S.A. and Cervecería Kunstmann Ltda., where the latter declares that it owes an amount of UF 28,365.9, which it is obliged to pay as from January 2025 with an annual interest rate of 6.8%, in 24 equal and successive installments of UF 676.6. On February, 2025, Cervecería Kunstmann Ltda. made an advance payment of UF 20,581.21 corresponding to capital, reducing the total debt of this recognition.

On June 30, 2025 an addendum to the debt acknowledgment which took place on December 31, 2024, was signed, resulting on an adjustment of the annual interest rate from 6.8% to 2.8%. The total amount of the debt as of June 30, 2025 amounts to UF 7,234.83 which Cervecería Kunstmann Ltda. Will pay on 41 equal and successive payments of UF 185.24.

(4)	According to the Share sales Purchase Agreement, dated April 29, 2024, the subsidiary Cervecería Kunstmann S.A., assigns and transfers to Cervecería Szot SpA. all the shares it held in Cervecería Szot SpA., which correspond to 97,856 shares, all ordinary shares of the same series, and which were fully paid. The amount of the transaction amounted to ThCh$ 208,755, which generated a negative equity effect at the Company's level of ThCh$ 60,881.

The payment of the shares, was made on the same date, through the transfer of ownership of the trademarks from Cervecería Szot SpA. to Cervecería Kunstmann S.A. for ThCh$ 251,756 and the difference, amounting to ThCh$ 43,000, was paid in cash by Cervecería Kunstmann S.A.

On the same date, according to a debt recognition and transfer of personal property agreement, Cervecería Szot SpA. paid an amount of ThCh$ 224,393 to Cervecería Kunstmann S.A., in respect of liabilities for commercial relations. In addition, the company made a payment of ThCh$ 49,094 for pending shares and pledges by Representaciones Chile Beer Kevin Michael Szot EIRL., agreed in a purchase agreement on August 28, 2020. These debts were settled through the transfer of Property Plant and Equipment’ Cervecería Szot SpA. for an amount of ThCh$ 273,487.

(5)	According to the Share sales Purchase Agreement, dated December 12, 2024, the subsidiary CCU Inversiones II SpA. sold all the shares it held in Coralina S.A., wich responds to 18,000 all ordinary shares of the same series, and wich were fully paid. The amount of the transaction amounted to USD 251,556 (equivalent to ThCh$ 245,471), wich generated generated a negative effect on the Company’s equity ThCh$ 107,286.

(6)	Corresponds to a loan between Inversiones BEBINV S.A. and the subsidiary Bebidas Bolivianas BBO S.A. dated April 2, 2025, amounted to USD 490,000 with a one-year maturity, accruing interest at an annual fixed rate of 5.7%. Interest and principal will be paid at the end of the established term.

On August 21, 2025, a new loan was held between Inversiones BEBINV S.A. and the subsidiary Bebidas Bolivianas BBO S.A. dated August 25, 2025, amounted to USD 1,225,000 with a two-year maturity, accruing interest at an annual fixed rate of 5.86%. Interest will be paid annually and principal will be paid at the end of the established term.

On December 18, 2025, a new loan was held between Inversiones BEBINV S.A. and the subsidiary Bebidas Bolivianas BBO S.A. dated December 19, 2025, amounted to USD 459,000 with a two-year maturity, accruing interest at an annual fixed rate of 6.05%. Interest will be paid annually and principal will be paid at the end of the established term.

(7)	On December 9, 2025, a capital reduction was agreed of Cervecera Guayacán SpA. equivalent to 196,154 shares owned by Cervecería Kunstmann S.A. equivalent to UF 17,516.28 (ThCh$ 695,548). Subsequently, on the same date Cervecera Guayacán SpA. agrees to pay Cervecería Kunstmann S.A., for this sales of shares the total amount of UF 5,849.62 equivalent to ThCh$ 217,985 that will be paid in cash within 90 days from the date of contract and the remaining UF 12,026.66, equivalent to ThCh$ 477,563 will be paid in 10 annual installments from the date of the contract.

(8)	On December 9, 2025, Cerveza Guayacán SpA. acquire the brands “Guayacán” and “Guayacán la Cerveza del Valle del Elqui” amounting M$ 1,303, which is going to be paid within 90 days from the date of contract amounting ThCh$ 670,985 and through the compensation of the account given against Cervecera Guayacán SpA. amounting ThCh$ 632,015.

(9)	On December 26, 2025, Cervecería Kunstmann S.A. acquires 5,041 shares of Cerveza Dolbek SpA. equivalent to 19% of interest, for an amount of ThCh$ 1,010,294 of which UF 11,062.9 equivalent to ThCh$ 439,294 will be paid in cash within 90 days from the date of contract and the remaining amount of ThCh$ 571,000 equivalent to 14% of dividens paid annualy for a period of 10 years, beginning on 2026.

(10)	On December 30, 2025, a capital reduction was agreed of Cervecería Belga de la Patagonia SpA. whereby Cervecería Kunstmann S.A. withdrew from the company, generating an account receivable to Cervecería Belga de la Patagonia SpA. amounting ThCh$ 599,828, that will be paid in 10 years at an interest rate of 3.97%.

The transaction table includes the main transactions made with related parties.

The detail of the accounts receivable and payable from related parties are detailed as follows:

Accounts receivable from related parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2025	As of December 31, 2024
							ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	599
6,525,286-4	Francisco Pérez Mackenna	Chile	(1)	Chairman of CCU until January 31, 2026	Sales of products	CLP	114	-
71,614,000-8	Universidad de los Andes	Chile	(1)	Related to the Company's CEO	Sales of products	CLP	9,336	-
76,002,201-2	SAAM Puertos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	64	53
76,035,409-0	Cervecera Guayacán SpA.	Chile	(1)	Co-director in subsidiary	Sales of products	CLP	27,118	-
76,035,409-0	Cervecera Guayacán SpA.	Chile	(7)	Co-director in subsidiary	Sale of shares	UF	265,742	-
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	(1)	Co-director in subsidiary	Services provided	CLP	29,957	-
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	(1)	Co-director in subsidiary	Sales of products	CLP	141,119	-
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	(10)	Co-director in subsidiary	Capital reduction	CLP	59,983	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,508	-
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,297	1,292
76,275,453-3	Tech Pack S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	23	23
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	996	863
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	2,962	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	229	8,262
76,455,830-8	Watt’s S.A.	Chile	(1)	Related joint venture shareholder	Sales of products	CLP	12,288	6,983
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Co-director in subsidiary	Sales of products	CLP	4,136	42,814
76,729,932-K	SAAM Logistics S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	700	13,837
76,806,870-4	Transacciones e Inversiones Arizona Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	13
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	-	24,122
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services provided	CLP	102,197	51,242
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	647,865	125,620
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(3)	Related to non-controlling subsidiary	Sales of products	CLP	89,212	366,922
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	439	771
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	3,988,527	4,065,106
77,755,610-K	Comercial Patagona Ltda.	Chile	(2)	Subsidiary of joint venture	Sales of products	USD	13,707	14,952
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	914	946
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation of the subsidiary	Services provided	CLP	965,825	923,426
78,306,560-6	Inmobiliaria e Inversiones Río Claro S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	109	109
81,095,400-0	Sonacol S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	462	443
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,914	1,661
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	800,000	800,000
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	3,928	8,414
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,880	2,256
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Services provided	CLP	8,500	-
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	30,567	34,867
91,021,000-9	Invexans S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	56
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Sales of products	CLP	9,007	5,065
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	7,231	6,594
93,920,000-2	Antofagasta Minerals S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	6,566	-
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	290,655	280,418
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	957	1,016
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,148	3,677
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Sales of products	CLP	24,462	24,438
96,610,780-4	Portuaria Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	442	681
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	1,667
96,657,210-8	Transportes Fluviales Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	511	640
96,657,690-1	Inversiones Punta Brava S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	610
Sub-total							7,558,597	6,820,458

Accounts receivable from related parties (continuation):

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2025	As of December 31, 2024
							ThCh$	ThCh$
96,767,630-6	Banchile Administradora General Fondos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,394	-
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	131	126
96,819,020-2	Agrícola El Cerrito S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	326	26
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	431	443
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,074	7,227
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	355
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	1,653,527	1,256,883
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Sale of fixed asset	CLP	-	252,072
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Sales of products	CLP	20,731	-
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	42,219	36,214
99,506,030-2	Muellaje del Maipo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	3,248
99,525,700-9	Las Margaritas S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	406	-
0-E	Danone Argentina S.A.	Argentina	(2)	Related to the shareholder's associate	Sales of products	ARS	11,882	11,689
0-E	Kasdorf S.A.	Argentina	(2)	Related to non-controlling subsidiary	Sales of products	ARS	270	-
0-E	Nutricia Bagó S.A.	Argentina	(2)	Related to non-controlling subsidiary	Sales of products	ARS	2,214	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture of subsidiary	Sales of products	USD	-	14,923
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to non-controlling subsidiary	Services provided	Euros	-	7,247
0-E	Paulaner Brauerei Gruppe GmbH & Co. KGaA	Germany	(2)	Related to the controller's shareholder	Advance purchase	USD	-	37,122
0-E	Paulaner Brauerei Gruppe GmbH & Co. KGaA	Germany	(2)	Related to the controller's shareholder	Advance purchase	Euros	114,093	-
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	Euros	110,547	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	Euros	-	21,957
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	USD	120,937	116,343
0-E	A.J. Boston S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	-	64
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Advance purchase	USD	-	2,024,183
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Services provided	PYG	104,178	-
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	-	1,399,570
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	USD	2,435,005	852,648
0-E	Alimentos Distribución y Servicios S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	304,252	203,491
0-E	Alimentos y Servicios Fritos S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	172	-
0-E	Central de Ventas TV S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	820	379
0-E	Compañía de Desarrollo Agropecuario S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	-	200
0-E	Compañía de Desarrollo Inmobiliario S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	19	27,885
0-E	Contenidos Dirigidos S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	-	852
0-E	Editorial el País S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	1,177	893
0-E	Fundación Santa Librada	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	891	97
0-E	Gabana S.A	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	36,192	-
0-E	Hispanoamérica TV del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	105	235
0-E	Laser Import S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	199	24
0-E	Lauralia S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	17	4
0-E	Modiser S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	302	-
0-E	Recursos Oportunos S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	-	11
0-E	Retail S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	3,595,888	2,299,097
0-E	Servicios Contables y Sistemas del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	1,004	1,355
0-E	Servicios Digitales S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	28	13
0-E	Talismán S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	345	1,893
0-E	TV Acción S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	1,222	1,325
0-E	Yerbatera Campesino S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	185	-
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Services provided	Other currencies	-	101,438
Sub-total							8,565,183	8,681,532
Total							16,123,780	15,501,990

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2025	As of December 31, 2024
							ThCh$	ThCh$
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	(10)	Co-director in subsidiary	Capital reduction	CLP	539,846	-
76,035,409-0	Cervecera Guayacán SpA.	Chile	(7)	Co-director in subsidiary	Sale of shares	UF	429,806	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(3)	Related to non-controlling subsidiary	Sales of products	CLP	164,612	844,344
Total							1,134,264	844,344

Accounts payable to related parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2025	As of December 31, 2024
							ThCh$	ThCh$
76,035,409-0	Cervecera Guayacán SpA.	Chile	(1)	Co-director in subsidiary	Purchase of products	CLP	6,647	-
76,035,409-0	Cervecera Guayacán SpA.	Chile	(8)	Co-director in subsidiary	Brand purchase	CLP	670,985	-
76,035,409-0	Cervecera Guayacán SpA.	Chile	(1)	Co-director in subsidiary	Royalty	CLP	32,803	-
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	(1)	Co-director in subsidiary	Purchase of products	CLP	18,042	-
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	(1)	Co-director in subsidiary	Royalty	CLP	122,816	-
76,097,190-1	Sociedad Cervecera Beacha Compañía Ltda.	Chile	(9)	Shareholder of subsidiary	Purchase of shares	UF	439,294	-
76,097,190-1	Sociedad Cervecera Beacha Compañía Ltda.	Chile	(9)	Shareholder of subsidiary	Purchase of shares	CLP	48,000	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	855,940	665,792
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	7,009	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	4,279	27,814
76,455,830-8	Watt’s S.A.	Chile	(1)	Related joint venture shareholder	Purchase of products	CLP	718,433	468,660
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Co-director in subsidiary	Services received	CLP	-	697
76,729,932-K	SAAM Logistics S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	360,619	751,761
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	-	3,097
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	104,949	119,825
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	5,154	2,525
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation of the subsidiary	Purchase of products	CLP	1,628,966	3,066,334
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	1,495,457	-
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	70,380	289,011
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	2,323	2,384
96,591,040-9	Empresas Carozzi S.A.	Chile	(2)	Shareholder of joint operation of the subsidiary	Purchase of products	USD	114,479	2,925
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Purchase of products	CLP	805,600	674,567
96,657,690-1	Inversiones Punta Brava S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	50,012	59,876
96,798,520-1	SAAM Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	197
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	909	34,412
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	15
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	792	2,945
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	2,974,648	2,489,546
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	789,383	1,055,464
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	331,390
0-E	Danone Argentina S.A.	Argentina	(2)	Related to the shareholder's associate	Purchase of products	ARS	2,515	-
0-E	Aguas Danone de Argentina S.A.	Argentina	(2)	Associate of subsidiary	Services received	ARS	91,610	67,088
0-E	Danone Argentina S.A.	Argentina	(2)	Related to the shareholder's associate	Services received	ARS	99,825	175,594
0-E	Inversiones BEBINV S.A.	Bolivia	(6)	Shareholder of subsidiary	Loan	USD	487,517	-
0-E	Ecor Ltda.	Bolivia	(2)	Related to non-controlling subsidiary	Services received	BOB	51,631	13,950
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture of subsidiary	Services received	USD	128,378	60,022
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to non-controlling subsidiary	Purchase of products	Euros	11,298	63,378
0-E	Danone S.A.	France	(2)	Related to the shareholder's associate	Services received	Euros	68,866	67,431
0-E	Evian - S.A. des Eaux Minerales	France	(2)	Related to non-controlling subsidiary	Services received	Euros	63,127	61,310
0-E	Nestlé Waters Management & Technology S.A.S.	France	(2)	Related to non-controlling subsidiary	Services received	Euros	1,579	19,125
Sub-total							12,334,265	10,577,135

Accounts payable to related parties (continuation):

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2025	As of December 31, 2024
							ThCh$	ThCh$
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	863,290	432,613
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	-	262,340
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	271,330	577,618
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	7,467,640	20,536,740
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	2,578,401	1,721,042
0-E	Heineken Supply Chain B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	Euros	54	26
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Purchase of products	PYG	70,827	1,885,846
0-E	Alimentos Distribución y Servicios S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	139,425	195,266
0-E	Central de Ventas TV S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	-	14,073
0-E	Compañía de Bienes Raíces del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	702	389
0-E	Compañía de Desarrollo Inmobiliario S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	-	2,935
0-E	Enex Paraguay S.A.E.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	326	-
0-E	Hispanoamérica TV del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	-	2,111
0-E	Laser Import S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	-	282
0-E	Retail S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	674,484	186,659
0-E	Servicios Contables y Sistemas del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	3,003	947
0-E	TV Acción S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	-	6,918
0-E	Yerbatera Campesino S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Purchase of products	PYG	-	14,578
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Royalty	Other currencies	59,814	-
Sub-total							12,129,296	25,840,383
Total							24,463,561	36,417,518

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2025	As of December 31, 2024
							ThCh$	ThCh$
76,097,190-1	Sociedad Cervecera Beacha Compañía Ltda.	Chile	(9)	Shareholder of subsidiary	Purchase of shares	CLP	523,000	-
0-E	Inversiones BEBINV S.A.	Bolivia	(6)	Shareholder of subsidiary	Loan	USD	1,511,279	-
Total							2,034,279	-

Most significant transactions and effects on results:

For the years ended December 31, 2025 and 2024, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2025		2024
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig	Chile	Related to the controller's shareholder	Business operations	6,717	3,214	13,557	6,718
6,525,286-4	Francisco Pérez Mackenna	Chile	Chairman of CCU until January 31, 2026	Business operations	141	102	1,264	709
6,770,473-8	Armin Kunstmann Telge	Chile	Chairman of subsidiary	Business operations	265	193	245	186
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Subsidiary shareholder until April 29, 2024	Sale of shares	-	-	208,755	-
71,614,000-8	Universidad de los Andes	Chile	Related to the Company's CEO	Business operations	35,328	18,119	-	-
76,035,409-0	Cervecera Guayacán SpA.	Chile	Co-director in subsidiary	Sale of shares	695,548	-	-	-
76,035,409-0	Cervecera Guayacán SpA.	Chile	Co-director in subsidiary	Brand purchase	670,985	-	-	-
76,035,409-0	Cervecera Guayacán SpA.	Chile	Co-director in subsidiary	Business operations	45,347	(45,347)	-	-
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	Co-director in subsidiary	Business operations	103,207	(103,207)	-	-
76,077,848-6	Cervecería Belga de la Patagonia SpA.	Chile	Co-director in subsidiary	Capital reduction	599,829	-	-	-
76,097,190-1	Sociedad Cervecera Beacha Compañía Ltda.	Chile	Shareholder of subsidiary	Purchase of shares	1,010,294	-	-	-
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Business operations	1,032,247	(1,032,247)	983,007	(983,007)
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	4,658,716	-	5,120,726	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Business operations	147,329	(100,806)	112,233	(65,454)
76,455,830-8	Watt´s S.A.	Chile	Related joint venture shareholder	Business operations	7,867,508	(560,597)	9,995,584	(233,146)
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Co-director in subsidiary	Business operations	18,484	7,093	6,354	2,916
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Business operations	434,668	-	528,370	-
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	1,200,090	-	891,244	-
77,003,342-K	Origen Patagónico SpA.	Chile	Related to non-controlling subsidiary	Business operations	48,013	11,063	44,197	3,777
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Business operations	976,283	378,589	1,174,228	531,193
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Collection of product sales	966,365	21,045	572,254	23,819
77,450,163-0	Panda SpA.	Chile	Shareholder of subsidiary	Purchase of shares	-	-	250,000	-
77,450,163-0	Panda SpA.	Chile	Shareholder of subsidiary	Dividends paid	72,454	-	-	-
77,486,593-4	MBB SpA.	Chile	Shareholder of subsidiary	Purchase of shares	-	-	250,000	-
77,486,593-4	MBB SpA.	Chile	Shareholder of subsidiary	Dividends paid	72,454	-	-	-
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Business operations	14,111,338	4,195,930	13,877,386	4,602,388
78,053,790-6	Servipag Ltda.	Chile	Related to the controller's shareholder	Business operations	10,926	(10,926)	13,457	(13,457)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Business operations	31,337,033	3,522,301	29,744,965	6,440,010
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	811,268	-	833,684	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,502,433	-	1,465,381	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Business operations	9,813,896	6,424	8,181,361	7,955
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	11,939,712	-	9,428,103	-
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Business operations	2,920,857	363,430	294,521	245,125
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Business operations	23,094	10,881	20,593	10,239
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Business operations	919,159	(901,573)	1,028,672	(1,006,472)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Business operations	4,818	1,972	735	360
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	Related to the controller's shareholder	Business operations	11,399	-	19,511	-
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Business operations	2,339,567	948,358	2,159,882	936,483
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	40,194,202	-	44,180,306	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Business operations	12,662	12,662	12,120	12,120
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	639,160,000	-	8,900,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Redemption value	638,557,919	147,919	8,903,287	3,287
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation of the subsidiary	Business operations	17,242,082	133,847	17,244,378	128,734
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Business operations	185,069	(181,980)	119,582	(117,559)
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Business operations	238,906	(238,906)	185,941	(185,941)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Business operations	16,431	-	13,899	-
96,810,030-0	RDF Media SpA.	Chile	Related to the controller's shareholder	Business operations	101,566	(101,566)	191,714	(191,714)
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	Related to the controller's shareholder	Business operations	27,711	20,183	30,031	22,824
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	Related to the controller's shareholder	Business operations	61,815	(61,815)	50,577	(50,577)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	882,817	-	899,143	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Business operations	32,490,032	(3,462,203)	30,128,605	(3,814,181)

For the years ended December 31, 2025 and 2024, the most significant transactions with related parties are detailed as follows (continuation):

Tax ID	Company	Country of origin	Relationship	Transaction	2025		2024
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Purchase of derivatives	6,767,059	(6,767,059)	592,217	592,217
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of derivatives	915,724	915,724	157,598	(157,598)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	-	-	28,530,440	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Business operations	491,309	369,288	356,014	254,351
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment rescue	-	-	28,866,521	336,081
99,506,030-2	Muellaje del Maipo S.A.	Chile	Related to the controller's shareholder	Business operations	10,690	7,753	10,915	8,295
0-E	Aguas Danone de Argentina S.A.	Argentina	Associate of subsidiary	Business operations	354,542	(354,542)	218,750	(218,750)
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Business operations	-	-	69,329,305	12,357,836
0-E	Danone Argentina S.A.	Argentina	Related to the shareholder's associate	Business operations	262,512	(243,160)	168,571	(168,571)
0-E	Kasdorf S.A.	Argentina	Related to non-controlling subsidiary	Business operations	986	986	-	-
0-E	Nutricia Bagó S.A.	Argentina	Related to non-controlling subsidiary	Business operations	1,760	1,760	-	-
0-E	Ecor Ltda.	Bolivia	Related to non-controlling subsidiary	Business operations	123,857	(123,857)	275,146	(275,146)
0-E	Inversiones BEBINV S.A.	Bolivia	Shareholder of subsidiary	Capital contribution	230,135	-	2,708,166	-
0-E	Inversiones BEBINV S.A.	Bolivia	Shareholder of subsidiary	Loan	2,049,656	(44,774)	-	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	10,975,901	-	10,658,097	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Business operations	75,326	(75,326)	686,494	(686,494)
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	Related to non-controlling subsidiary	Business operations	165,808	(34,581)	288,911	(117,789)
0-E	Paulaner Brauerei Gruppe GmbH & Co. KgaA	Germany	Related to the controller's shareholder	Business operations	234,689	-	173,756	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Business operations	639,760	(127,376)	1,592,389	(1,592,389)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Business operations	29,717,640	(23,860,143)	33,077,344	(22,359,975)
0-E	Heineken Supply Chain B.V.	Netherlands	Related to the controller's shareholder	Business operations	57,438	-	65,235	-
0-E	AJ S.A. Calidad Ante Todo	Paraguay	Related to non-controlling subsidiary	Business operations	5,697,146	20,257	10,546,651	(142,942)
0-E	Alimentos Distribución y Servicios S.A.	Paraguay	Related to non-controlling subsidiary	Business operations	2,464,258	82,840	601,913	(79,189)
0-E	Ana Yakisich	Paraguay	Shareholder of subsidiary	Exchange and sale of shares	-	-	14,458,044	-
0-E	Antonio Vierci	Paraguay	Shareholder of subsidiary	Exchange and sale of shares	-	-	14,458,044	-
0-E	Central de Ventas TV S.A.	Paraguay	Related to non-controlling subsidiary	Business operations	38,954	(38,954)	49,679	(49,679)
0-E	Enex Paraguay S.A.E.	Paraguay	Related to the controller's shareholder	Business operations	4,616	(3,917)	28,338	(23,634)
0-E	Gabana S.A.	Paraguay	Related to non-controlling subsidiary	Business operations	467,132	205,538	525,310	231,136
0-E	Retail S.A.	Paraguay	Related to non-controlling subsidiary	Business operations	12,757,058	2,942,336	4,863,561	899,908
0-E	Servicios Contables y Sistemas del PY S.A.	Paraguay	Related to non-controlling subsidiary	Business operations	96,329	(96,329)	-	-
0-E	Sudameris Bank S.A.E.C.A.	Paraguay	Related until February 20, 2024	Purchase of shares	-	-	31,549,348	-
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Business operations	403,192	(403,192)	666,188	(666,188)
0-E	Pepsi-Cola Manufacturing Co. Of Uruguay S.R.L.	Uruguay	Related of joint operation	Business operations	11,235,556	-	9,875,213	-

For the years ended December 31, 2024 and 2023, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2024		2023
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
6.062.786-K	Andrónico Luksic Craig	Chile	Related to the controller's shareholder	Business operations	13,557	6,718	5,399	3,509
6.525.286-4	Francisco Pérez Mackenna	Chile	Chairman of CCU until January 31, 2026	Business operations	1,264	709	108	102
6.770.473-8	Armin Kunstmann Telge	Chile	Chairman of subsidiary	Business operations	245	186	180	171
52.000.721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Subsidiary shareholder until April 29, 2024	Sale of shares	208,755	-	-	-
76.115.132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Business operations	983,007	(983,007)	1,222,804	(1,222,804)
76.313.970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	5,120,726	-	2,813,685	-
76.380.217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Business operations	105,374	(72,313)	138,858	(54,479)
76.455.830-8	Watt´s S.A.	Chile	Related joint venture shareholder	Business operations	318,165	(233,146)	13,333	10,133
76.729.932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Business operations	528,370	-	450,508	-
76.800.322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	891,244	-	1,871,881	-
77.003.342-K	Origen Patagónico SpA.	Chile	Related to non-controlling subsidiary	Business operations	44,197	3,777	-	-
77.051.330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Business operations	1,174,228	531,193	884,603	409,208
77.051.330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Collection of product sales	572,254	23,819	-	-
77.450.163-0	Panda SpA.	Chile	Shareholder of subsidiary	Purchase of shares	250,000	-	1,000,000	-
77.486.593-4	MBB SpA.	Chile	Shareholder of subsidiary	Purchase of shares	250,000	-	1,000,000	-
77.755.610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Business operations	13,877,386	4,602,388	7,484,566	3,340,728
78.053.790-6	Servipag Ltda.	Chile	Related to the controller's shareholder	Business operations	13,457	(13,457)	-	-
78.259.420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Business operations	29,744,965	6,440,010	28,111,581	6,239,748
79.985.340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	833,684	-	2,023,511	-
81.805.700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan recovery	117,789	(117,789)	71,381	722
81.805.700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,465,381	-	1,617,375	-
81.805.700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Business operations	8,181,361	7,955	8,546,437	8,249
90.703.000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	9,428,103	-	6,876,759	-
90.703.000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Business operations	294,521	245,125	-	-
91.705.000-7	Quiñenco S.A.	Chile	Controller's shareholder	Business operations	20,593	10,239	45,293	33,970
92.011.000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Business operations	1,028,672	(1,006,472)	820,137	(820,137)
93.920.000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Business operations	735	360	259	192
94.625.000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Business operations	2,159,882	936,483	2,235,409	1,587,187
96.427.000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	44,180,306	-	24,275,754	-
96.427.000-7	Inversiones y Rentas S.A.	Chile	Controller	Business operations	12,120	12,119	11,602	11,602
96.571.220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	8,900,000	-	95,600,000	-
96.571.220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	8,903,287	3,287	96,739,832	139,832
96.591.040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Business operations	17,244,378	128,734	7,694,114	156,202
96.657.690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Business operations	119,582	(117,559)	154,566	(152,334)
96.689.310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Business operations	185,941	(185,941)	228,315	(228,315)
96.798.520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Business operations	13,899	-	130,016	-
96.810.030-0	RDF Media SpA.	Chile	Related to the controller's shareholder	Business operations	191,714	(191,714)	78,765	(78,765)
96.919.980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	899,143	-	1,190,908	-
96.919.980-7	Cervecería Austral S.A.	Chile	Joint venture	Business operations	30,128,605	(3,814,181)	30,426,757	(4,022,129)
97.004.000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	-	-	62,119,774	(148,869)
97.004.000-5	Banco de Chile	Chile	Related to the controller's shareholder	Purchase of derivatives	592,217	592,217	-	-
97.004.000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of derivatives	157,598	(157,598)	-	-
97.004.000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	-	-	15,202	(15,202)
97.004.000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	28,530,440	-	35,000,000	-
97.004.000-5	Banco de Chile	Chile	Related to the controller's shareholder	Business operations	356,014	254,351	326,006	281,117
97.004.000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	28,866,521	336,081	35,088,765	88,765
99.506.030-2	Muellaje del Maipo S.A.	Chile	Related to the controller's shareholder	Business operations	10,915	8,295	-	-

For the years ended December 31, 2024 and 2023, the most significant transactions with related parties are detailed as follows (continuation):

Tax ID	Company	Country of origin	Relationship	Transaction	2024		2023
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
0-E	Aguas Danone de Argentina S.A	Argentina	Associate of subsidiary	Business operations	218,750	(218,750)	-	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Capital contribution	171,122	-	4,545,020	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Loan payment	19,511	-	545,944	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Loan	50,577	(50,577)	1,716,741	283,599
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Business operations	79,006,724	12,357,836	59,786,186	6,905,615
0-E	Danone Argentina S.A.	Argentina	Related to the associate of subsidiary	Business operations	168,571	(168,571)	-	-
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Business operations	275,146	(275,146)	38,930	(38,930)
0-E	Inversiones BEBINV S.A.	Bolivia	Related to the subsidiary's shareholder	Capital contribution	2,708,166	-	2,631,809	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	10,658,097	-	4,176,846	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Business operations	686,494	(686,494)	310,546	(310,546)
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Business operations	1,592,389	(1,592,389)	479,859	(479,859)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Business operations	33,077,344	(22,359,975)	33,119,100	(15,481,114)
0-E	Ana Yakisich	Paraguay	Shareholder of subsidiary	Exchange and sale of shares	14,458,044	-	-	-
0-E	Antonio Vierci	Paraguay	Shareholder of subsidiary	Exchange and sale of shares	14,458,044	-	-	-
0-E	Aerocentro S.A.	Paraguay	Related until March 16,2023	Business operations	-	-	357	250
0-E	AJ S.A. Calidad Ante Todo	Paraguay	Related to non-controlling subsidiary	Business operations	10,546,651	(142,942)	-	-
0-E	Alimentos Distribución y Servicios S.A.	Paraguay	Related to non-controlling subsidiary	Business operations	601,767	(79,043)	-	-
0-E	Banco BASA S.A.	Paraguay	Related until March 16,2023	Business operations	146	(146)	103	72
0-E	Cadena Farmacenter S.A.	Paraguay	Related until March 16,2023	Business operations	30,031	22,824	14,606	10,224
0-E	Chajha S.A.	Paraguay	Related until March 16,2023	Business operations	49,679	(49,679)	809	566
0-E	Consignataria de Ganado S.A.	Paraguay	Related until March 16,2023	Business operations	-	-	62	44
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related until March 16,2023	Business operations	525,310	231,136	1,259	881
0-E	Enex Paraguay S.R.L.	Paraguay	Related to the controller's shareholder	Business operations	28,338	(23,634)	67,539	32,179
0-E	Ganaderia las Pampas S.A.	Paraguay	Related until March 16,2023	Business operations	6,859	6,859	712	498
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related until March 16,2023	Business operations	-	-	45	31
0-E	Horacio Cartes	Paraguay	Related until March 16,2023	Dividends paid	173,756	-	2,513,295	-
0-E	La Misión S.A.	Paraguay	Related until March 16,2023	Business operations	-	-	257	180
0-E	Palermo S.A.	Paraguay	Related until March 16,2023	Business operations	-	-	4,790	3,353
0-E	Pamplona S.A.	Paraguay	Related until March 16,2023	Business operations	65,235	-	12	9
0-E	Prana S.A.	Paraguay	Related until March 16,2023	Business operations	6,354	2,916	79	56
0-E	Retail S.A.	Paraguay	Related to non-controlling subsidiary	Business operations	4,863,561	899,908	-	-
0-E	Sarah Cartes	Paraguay	Related until March 16,2023	Purchase of shares	-	-	3,205,058	-
0-E	Sudameris Bank S.A.E.C.A.	Paraguay	Related until March 16,2023	Purchase of shares	31,549,348	-	-	-
0-E	Tabacalera del Este S.A.	Paraguay	Related until March 16,2023	Business operations	-	-	4,578	3,204
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Business operations	666,188	(666,188)	746,462	(746,462)
0-E	Pepsi-Cola Manufacturing Co. Of Uruguay S.R.L.	Uruguay	Related of joint operation	Business operations	9,875,213	-	-	-

Remuneration of the Management key employees

The Company is managed by a Board of Directors comprised of 9 members, each of whom is in office for a 3-year term and may be re-elected.

At the Ordinary Shareholders' Meeting held on April 17, 2024, a new Board of Directors was elected for a period of three years, being elected Messrs. Francisco Pérez Mackenna, Pablo Granifo Lavín, Rodrigo Hinzpeter Kirberg, Carlos Molina Solís, María Gabriela Cadenas, Marc Gross, Rory Cullinan, Oscar Hasbún Martínez and Vittorio Corbo Lioi, the latter as an independent director in accordance with the provisions of Article 50 bis of Law No. 18,046. The Chairman and Vice Chairman of the Board of Directors as well as the members of the Directors Committee and Audit Committee were elected at a Board meeting held on the same date, being elected Mr. Francisco Pérez Mackenna as Chairman and Mr. Carlos Molina Solís as Vice-Chairman. In accordance with the provisions of Article 50 bis of Law No. 18,046, at the same meeting the independent director Mr. Vittorio Corbo Lioi appointed the other members of the Directors Committee, which was therefore composed of directors Mr. Corbo, Mr. Molina and Mr. Hinzpeter. Additionally, Mr. Corbo and Mr. Molina were appointed as members of the Audit Committee, both meeting the applicable independence requirements according to the criteria established in the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002 and the rules of the New York Stock Exchange. The Board of Directors also resolved that Mr. Hinzpeter would participate in the Audit Committee meetings as an observer.

The Ordinary Shareholders’ Meeting held on April 17, 2024 also resolved to maintain the directors’ remuneration agreed at the previous Ordinary Shareholders’ Meeting, which consists of a monthly gross compensation for attendance to Board meetings of UF 100 per Director, and UF 200 for the Chairman, independent of the number of meetings held within such period, plus an amount equivalent to 3% of the distributed dividends with charge to the Company’s profits, for the whole Board, calculated on a maximum amount equivalent to 50% of the distributable net income for the year, at a rate of one-ninth for each director and in proportion to the time each one served as such during the year 2024.

The aforementioned Shareholders’ Meeting also agreed to maintain the remuneration of directors that are members of the Directors Committee, consisting of a monthly gross fee for attendance to Directors Committee meetings, independent of the number of meetings held during the period, of UF 50, plus the corresponding percentage of the distributed dividends until completing the additional third established in article 50 bis of Law No. 18,046 on Corporations and Circular No. 1,956 of the Comisión para el Mercado Financiero (Financial Market Commission); and with respect to those directors who are members of the Audit Committee, and those appointed as observers of the same, a monthly gross fee for attendance to Audit Committee meetings, independent of the number held during the period, of UF 50.

At the Ordinary Shareholders' Meeting held on April 16, 2025, it was agreed to maintain the same remuneration for the Board of Directors, the Directors' Committee, and the Audit Committee.

In session held on May 7, 2025, the Board of Directors was noticed of the resignation submitted by Maria Gabriela Cadenas as director effective as of July 1, 2025. Subsequently, on session held on July 9, 2025, the Board of Directors named Arthur Ribeiro Viñau, Legal Director Americas of Heineken to the vacant position until the next Ordinary Shareholders' Meeting according to the Article 32 of Law No. 18,046.

At the Extraordinary Board Meeting of the Company held on January 21, 2026, Mr. Francisco Pérez Mackenna resigned to his position as Chairman and director, effective date January 31, 2026. In addition, the Board of Directors of the Company appointed Mr. Macario Valdés Raczynski as replacement director, who assumed the position on February 1, 2026, with the entire Board to be renewed at the next Ordinary Shareholders´Meeting, in accordance with the provisions of Article 32 of Law No. 18,046 on Corporations. Finally, the Board agreed to appoint Mr. Pablo Granifo Lavín as the new Chairman of the Board, who assumed this new position once the resignation of Mr. Francisco Pérez Mackenna became effective.

The remunerations of Directors and Chief Executives of the Company are composed as follows:

Directors’ remunerations:

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Audit's Committee	58,644	61,821	64,704
Directors' Committee	78,954	65,341	82,379
Attendance meetings fee (*)	1,815,197	1,792,439	1,472,234
Dividend Participation (*)	2,407,381	2,178,909	2,008,338

(*)	In 2024 includes accrued per diem and dividend participation of ex director María Gabriela Cadenas, that on May 7, 2025, has submitted the resignation as director, effective as of July 1, 2025.

Chief Executives’ remunerations:

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Directors' Committee	17,715	18,585	23,177
Attendance meetings fee	221,933	222,709	193,382
Dividend Participation	24,002	17,824	37,437

The Chief Executives’ Remuneration as of December 31, 2025 amounted to ThCh$ 9,604,909 (ThCh$ 9,128,492 as of December 31, 2024 and ThCh$ 11,118,126 as of December 31, 2023). The Company grants to the Chief Executives annual bonuses, which have an optional and variable nature, not contractual and assigned according to compliance of individual and corporate goals and based on the incomes of the period.